Leases (Tables)	9 Months Ended	12 Months Ended
	Nov. 02, 2014	Feb. 02, 2014
Future Minimum Lease Payments

The following table sets forth our lease commitments as of November 2, 2014:

OPERATING LEASE OBLIGATIONS AT NOVEMBER 2, 2014
1 year or less	$64,113
2 years	62,810
3 years	61,287
4 years	58,224
5 years	53,460
Thereafter	376,700

Total future payments	$676,594

At February 2, 2014 future minimum lease payments, including any periods covered by renewal options we are reasonably assured of exercising (including the sale/leaseback transactions described below), are:

2014	2015	2016	2017	2018	THEREAFTER	TOTAL
$57,024	$56,068	$54,947	$53,125	$49,603	$284,780	$555,547

Future Minimum Principal and Interest Payments	Future minimum principal and interest payments due to us under these notes are as follows:

2014	2015	2016	2017	2018	THEREAFTER	TOTAL
$489	$489	$489	$489	$489	$1,424	$3,869

Equipment [Member]
Future Minimum Lease Payments	At February 2, 2014, we also had lease commitments on equipment as follows:

2014	2015	2016	2017	2018	THEREAFTER	TOTAL
$797	$606	$167	$14	$—	$—	$1,584